CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Cash Flows From Operating Activities:
Net income attributable to Tyco common shareholders	$ 536	$ 472	$ 1,719
Noncontrolling interest in subsidiaries net (loss) income	(3)	(1)	1
Income from discontinued operations, net of income taxes	(104)	(887)	(1,176)
Income (loss) from continuing operations	429	(416)	544
Adjustments to reconcile net cash provided by operating activities:
Depreciation and amortization	382	379	383
Non-cash compensation expense	63	113	89
Deferred income taxes	5	370	(13)
Provision for losses on accounts receivable and inventory	71	54	31
Loss on the retirement of debt	0	453	0
Non-cash restructuring and asset impairment charges	1	25	4
Loss (gain) on divestitures	20	14	(224)
Loss on investments	42	11	0
Other non-cash items	64	31	44
Changes in assets and liabilities, net of the effects of acquisitions and divestitures:
Accounts receivable, net	(83)	(125)	(52)
Contracts in progress	(19)	(45)	(39)
Inventories	(35)	(73)	(39)
Prepaid expenses and other current assets	52	(86)	16
Accounts payable	(11)	45	(34)
Accrued and other liabilities	(226)	(80)	(221)
Deferred revenue	(32)	(3)	(26)
Income taxes, net	(31)	(179)	20
Other	(14)	54	8
Net cash provided by operating activities	678	542	491
Net cash provided by discontinued operating activities	172	2,044	1,937
Cash Flows From Investing Activities:
Capital expenditures	(271)	(295)	(273)
Proceeds from disposal of assets	5	4	5
Acquisition of businesses, net of cash acquired	(229)	(217)	(353)
Acquisition of dealer generated customer accounts and bulk account purchases	(19)	(23)	(32)
Divestiture of businesses, net of cash divested	17	(5)	709
Sales and maturities of investments	182	128	183
Purchases of investments	(227)	(87)	(157)
Increase in restricted cash	(8)	(2)	(8)
Other	4	27	(37)
Net cash used in investing activities	(546)	(470)	37
Net cash used in discontinued investing activities	(109)	(1,316)	(1,103)
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt	475	2,008	805
Repayment of short-term debt	(505)	(2,009)	(1,337)
Proceeds from issuance of long-term debt	0	19	497
Repayment of long-term debt	0	(3,040)	(1)
Proceeds from exercise of share options	153	226	124
Dividends paid	(288)	(461)	(458)
Repurchase of common shares by treasury	(300)	(500)	(1,300)
Transfer from discontinued operations	93	3,321	798
Other	(30)	(25)	6
Net cash used in financing activities	(402)	(461)	(866)
Net cash used in discontinued financing activities	(93)	(298)	(865)
Effect of currency translation on cash	(11)	4	(4)
Effect of currency translation on cash related to discontinued operations	0	4	(2)
Net (decrease) increase in cash and cash equivalents	(311)	49	(375)
Less: net (decrease) increase in cash and cash equivalents related to discontinued operations	(30)	434	(33)
Decrease in cash and cash equivalents from deconsolidation of variable interest entity	0	0	(10)
Cash and cash equivalents at beginning of period	844	1,229	1,581
Cash and cash equivalents at end of period	563	844	1,229
Supplementary Cash Flow Information:
Interest paid	99	222	225
Income taxes paid, net of refunds	$ 134	$ 129	$ 106